Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance Table

The table below sets forth additional compensation information for our NEOs, calculated in accordance with SEC regulations, for fiscal years 2024, 2023 and 2022:

Year	Summary Compensation Table Total for PEO (a)	Compensation Actually Paid to PEO (b)	Average Summary Compensation Table total for Non-PEO NEOs (c)	Average Compensation Actually Paid to Non-PEO NEOs (d)	Atlanticus Total Shareholder Return (e)	Net Income ($thousands) (f)
2024	$1,812,375	$2,904,947	$1,871,831	$2,236,120	$78.21	$110,106
2023	$2,049,906	$2,594,009	$1,868,381	$2,045,970	$54.22	$101,954
2022	$2,189,624	$398,008	$2,144,495	$2,018,996	$36.74	$134,612

Column (a). Reflects compensation amounts reported in the Summary Compensation Table. For 2024, 2023 and 2022, the PEO was Jeffrey A. Howard.

Column (b). Reflects the respective amounts set forth in column (a) of the table above, adjusted as set forth in the table below, as determined in accordance with SEC rules and computed in accordance with the methodology used for financial reporting purposes. The dollar amounts reflected in column (b) of the table above do not reflect the actual amount of compensation earned, realized, or received by the PEO during the applicable year, with a significant portion of the value subject to forfeiture in the event that the underlying vesting conditions with respect to the equity awards are not achieved.

PEO Total Compensation Amount	$ 1,812,375	$ 2,049,906	$ 2,189,624
PEO Actually Paid Compensation Amount	$ 2,904,947	2,594,009	398,008
Adjustment To PEO Compensation, Footnote
Year	Summary Compensation Table Total for PEO	Less: Summary Compensation Table Total Equity (Stock Awards + Option Awards)	Plus: Fair Value as of Fiscal Year-End of Stock and Option Awards Granted in Covered Year	Plus: Change in Fair Value of Outstanding Unvested Stock and Option Awards From Prior Years	Plus: Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year ($)	Less: Fair Value at Prior Fiscal Year-End of Stock and Option Awards Forfeited during the Covered Year ($)	Compensation Actually Paid to PEO
2024	$1,812,375	$477,025	$865,315	$435,330	$268,952	—	$2,904,947
2023	$2,049,906	$715,006	$1,102,443	$157,783	$(1,117)	—	$2,594,009
2022	$2,189,624	$860,049	$494,368	$(14,280)	$(1,411,655)	—	$398,008

Column (c). Reflects compensation amounts reported in the Summary Compensation Table. David G. Hanna and William R. McCamey are the non-PEO NEOs included in the average amounts shown.

Column (d). Reflects the respective amounts set forth in column (c) of the table above, adjusted as set forth in the table below, as determined in accordance with SEC rules and computed in accordance with the methodology used for financial reporting purposes. The dollar amounts reflected in column (d) of the table above do not reflect the actual amount of compensation earned, realized, or received by the non-PEO NEOs during the applicable year, with a significant portion of the value subject to forfeiture in the event that the underlying vesting conditions with respect to the equity awards are not achieved.

Non-PEO NEO Average Total Compensation Amount	$ 1,871,831	1,868,381	2,144,495
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,236,120	2,045,970	2,018,996
Adjustment to Non-PEO NEO Compensation Footnote
Year	Summary Compensation Table Total for Non-PEO NEOs	Less: Summary Compensation Table Total Equity (Stock Awards + Option Awards)	Plus: Fair Value as of Fiscal Year-End of Stock and Option Awards Granted in Covered Year	Plus: Change in Fair Value of Outstanding Unvested Stock and Option Awards From Prior Years	Plus: Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year ($)	Less: Fair Value at Prior Fiscal Year-End of Stock and Option Awards Forfeited during the Covered Year ($)	Compensation Actually Paid to Non-PEO NEOs
2024	$1,871,831	$166,512	$302,049	$143,741	$85,011	—	$2,236,120
2023	$1,868,381	$250,010	$385,482	$42,411	$(294)	—	$2,045,970
2022	$2,144,495	$230,020	$132,219	$(14,280)	$(13,418)	—	$2,018,996

Column (e). For the relevant fiscal year, represents the cumulative total shareholder return (“TSR”) of Atlanticus through December 31 of the applicable fiscal year, assuming $100 was invested on December 31, 2021.

Column (f). Reflects Net Income in Atlanticus’ Consolidated Statements of Income included in the Company’s Annual Reports on Form 10-K for each of the years ended December 31, 2024, 2023 and 2022.

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Compensation Actually Paid vs. Total Shareholder Return

Relationship Between Compensation Actually Paid and Certain Financial Performance Measures

The following graphs illustrate the relationship between compensation actually paid to our PEO and other NEOs in 2024, 2023 and 2022 and certain financial performance measures.

Relationship Between Compensation Actually Paid and TSR

The following graph illustrates the relationship between compensation actually paid to our PEO and other NEOs, the cumulative total shareholder return (“TSR”) on $100 investing in Atlanticus’ Common Stock at the close of the market on December 31, 2021, with dividends reinvested on the date paid through December 31, 2024.

Compensation Actually Paid vs. Net Income

Relationship Between Compensation Actually Paid and Net Income

The following graph illustrates the relationship between compensation actually paid to our PEO and other NEOs and Atlanticus’ Net Income in 2024, 2023 and 2022.

Total Shareholder Return Amount	$ 78.21	54.22	36.74
Net Income (Loss)	110,106,000	101,954,000	134,612,000
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	477,025	715,006	860,049
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	865,315	1,102,443	494,368
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	435,330	157,783	(14,280)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	268,952	(1,117)	(1,411,655)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	166,512	250,010	230,020
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	302,049	385,482	132,219
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	143,741	42,411	(14,280)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	85,011	(294)	(13,418)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0